JPMORGAN TRUST IV
277 PARK AVENUE
NEW YORK, NEW YORK 10172
July 1, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust IV (the “Trust”), on behalf of the
funds listed in Appendix A (the “Funds”)
File No. 333-208312
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the prospectuses and Statements of Additional Information of the Funds listed in Appendix A do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 110 (Amendment No. 111 under the Investment Company Act of 1940) filed electronically on June 26, 2020.
Please contact the undersigned at (212) 270-6803 if you have any questions.
Very truly yours,
/s/ Zachary E. Vonnegut-Gabovitch

Zachary E. Vonnegut-Gabovitch
Assistant Secretary

APPENDIX A
J.P. Morgan Money Market Funds
JPMorgan Institutional Tax Free Money Market Fund
JPMorgan Securities Lending Money Market Fund
J.P. Morgan Municipal Bond Funds
JPMorgan Ultra-Short Municipal Fund
J.P. Morgan Municipal SMA Funds
JPMorgan Municipal SMA Fund
J.P. Morgan SMA Funds
JPMorgan Core Focus SMA Fund